Investment Objectives and Goals	Feb. 01, 2026
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Behavioral Large Cap Value Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks maximum long-term total return, by investing primarily in equity securities of large companies.
A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Behavioral Small Cap Value Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks maximum long-term total return, by investing primarily in equity securities of small capitalization companies.
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Special Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Equity Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital growth and current income.
A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Mid Cap Relative Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
A and C Shares | STERLING CAPITAL REAL ESTATE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Real Estate Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return through investment in real estate securities.
A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Small Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Ultra Short Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and competitive total return.
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Short Duration Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and competitive total return.
A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Intermediate U.S. Government Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income consistent with the preservation of capital.
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Total Return Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a high level of current income and a competitive total return.
A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Long Duration Corporate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return.
A and C Shares | STERLING CAPITAL QUALITY INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Quality Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return.
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital North Carolina Intermediate Tax-Free Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital South Carolina Intermediate Tax-Free Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal and South Carolina income taxes consistent with preservation of capital.
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Virginia Intermediate Tax-Free Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital West Virginia Intermediate Tax-Free Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal and West Virginia income taxes consistent with preservation of capital.
Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Behavioral Large Cap Value Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks maximum long-term total return, by investing primarily in equity securities of large companies.
Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Behavioral Small Cap Value Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks maximum long-term total return, by investing primarily in equity securities of small capitalization companies.
Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Special Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Equity Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital growth and current income.
Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Mid Cap Relative Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Institutional Shares | STERLING CAPITAL REAL ESTATE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Real Estate Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return through investment in real estate securities.
Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Small Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Ultra Short Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and competitive total return.
Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Short Duration Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and competitive total return.
Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Intermediate U.S. Government Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income consistent with the preservation of capital.
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Total Return Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a high level of current income and a competitive total return.
Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Long Duration Corporate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return.
Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Quality Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return.
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital North Carolina Intermediate Tax-Free Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.
Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital South Carolina Intermediate Tax-Free Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal and South Carolina income taxes consistent with preservation of capital.
Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Virginia Intermediate Tax-Free Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.
Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital West Virginia Intermediate Tax-Free Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal and West Virginia income taxes consistent with preservation of capital.
R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Behavioral Large Cap Value Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks maximum long-term total return, by investing primarily in equity securities of large companies.
R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Behavioral Small Cap Value Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks maximum long-term total return, by investing primarily in equity securities of small capitalization companies.
R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Special Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
R6 Shares | STERLING CAPITAL EQUITY INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Equity Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital growth and current income.
R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Mid Cap Relative Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
R6 Shares | STERLING CAPITAL REAL ESTATE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Real Estate Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return through investment in real estate securities.
R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Small Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Short Duration Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and competitive total return.
R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Total Return Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a high level of current income and a competitive total return.
R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Long Duration Corporate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return.